CONVERTIBLE SENIOR NOTES (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2008	Jul. 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011	Jul. 15, 2011	Jul. 23, 2008
Convertible Senior Notes
Amortization expense						$ 2,101,948
Share Lending Agreement
ADSs issued as Loaned Shares									8,146,388
Par value per ADS (in dollars per ADS)									$ 0.0005
Number of underwriters of Notes		1
Minimum percentage of market value of Loaned Shares kept as collateral during the term of the Share Lending Agreement			100.00%
Minimum amount of difference between fair value of collateral and fair value of the Loaned Shares, to notify underwriter			100,000
Additional debt issuance cost									4,100,000
Cash payment for repurchase of notes				26,292,375	39,082,576	7,582,710
Gain on repurchase of debt				282,625	5,091,424	2,341,290
4% Convertible Senior Notes
Convertible Senior Notes
Debt issued									138,000,000
Interest rate (as a percent)									4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)			59.0318
Principal amount used for debt instrument conversion ratio			1,000
Conversion price per American Depository Share (in dollars per ADS)			$ 16.94
Maximum conversion rate on a Fundamental Change (in shares)			71.4286
Conversion price per American Depository Share on a Fundamental Change (in dollars per ADS)			$ 14.00
Repurchase price as a percentage of principal amount of notes	100.00%
Minimum percentage of notes that may be require redemption in the event of default			25.00%
Proceeds, net of issuance costs		132,392,740
Issuance costs		5,607,260
Amortization expense				0	0	2,101,948
Share Lending Agreement
Amount of debt outstanding								137,680,000
Aggregate principal amount of Notes repurchased			57,007,000	26,575,000	44,174,000		320,000
Cash payment for repurchase of notes				26,292,375	39,082,576
Gain on repurchase of debt				$ 282,625	$ 5,091,424